Document And Entity Information	Mar. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2022
Entity Registrant Name	Liberated Syndication Inc.
Entity Central Index Key	0001667489
Entity Emerging Growth Company	false
Entity File Number	000-55779
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	47-5224851
Entity Address, Address Line One	5001 Baum Boulevard, Suite 770
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15213
City Area Code	412
Local Phone Number	621-0902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE